Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company has established a clear cybersecurity risk management framework. The framework first defines three core concepts: “Cybersecurity Incident” means unauthorized occurrences that jeopardize the confidentiality, integrity, or availability of information systems and data, “Cybersecurity Threat” means potential unauthorized occurrences that may result in such harm, and “Information Systems” means electronic resources and related infrastructure organized for the collection, processing, maintenance, use, sharing, dissemination, or disposition of information to support operations.

Regarding risk management and strategy, the Company has developed and continuously improved processes for assessing, identifying, and managing material risks from cybersecurity threats, integrating them into its overall risk management system. These processes may involve external assessors, consultants, or auditors and include mechanisms to oversee and identify risks associated with third-party service providers. The Company is also committed to disclose whether any risks from cybersecurity threats, including those resulting from past incidents, have materially affected or are reasonably likely to materially affect its business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	Regarding risk management and strategy, the Company has developed and continuously improved processes for assessing, identifying, and managing material risks from cybersecurity threats, integrating them into its overall risk management system.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The Company is also committed to disclose whether any risks from cybersecurity threats, including those resulting from past incidents, have materially affected or are reasonably likely to materially affect its business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	In terms of governance, the board of directors oversees risks from cybersecurity threats. Management is responsible for assessing and managing material risks, designating specific roles or committees with relevant expertise, and implementing processes for the prevention, detection, mitigation, and remediation of cybersecurity incidents. Management regularly reports on these risks to the board of directors or its relevant committees.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management is responsible for assessing and managing material risks, designating specific roles or committees with relevant expertise, and implementing processes for the prevention, detection, mitigation, and remediation of cybersecurity incidents.